Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

11. Goodwill and other intangible assets

Branch Acquisition

On September 8, 2006, the Company acquired a branch office in Richfield, PA. Goodwill at December 31, 2017 and 2016 was $2,046,000. Core deposit intangible of $431,000 was fully amortized as of December 31, 2017 and 2016. The core deposit intangible was being amortized over a ten-year period on a straight-line basis. Goodwill is not amortized, but is measured annually for impairment.

FNBPA Acquisition

On November 30, 2015, the Company completed its acquisition of FNBPA and, as a result, recorded goodwill of $3,335,000. In 2016, an adjustment was made to increase goodwill to $3,402,000. Core deposit intangible in the amount of $303,000 was recorded and is being amortized over a ten-year period using a sum of the year’s digits basis. Other intangible assets were identified and recorded as of November 30, 2015, in the amount of $40,000 and were amortized on a straight-line basis over two years, through November 30, 2017.

The following table shows the amortization schedule for each of the intangible assets recorded.

(Dollars in thousands)	FNBPA	FNBPA	Branch
	Acquisition	Acquisition	Acquisition
	Core	Other	Core
	Deposit	Intangible	Deposit
	Intangible	Assets	Intangible
Beginning Balance at Acquisition Date	$303	$40	$431
Amortization expense recorded prior to December 31, 2014	-	-	357
Amortization expense recorded in Years ended:
December 31, 2015	4	2	45
December 31, 2016	55	20	29
December 31, 2017	49	18	-
Unamortized balance as of December 31, 2017	195	-	-

Scheduled Amortization expense for years ended:
December 31, 2018	44	-
December 31, 2019	38	-
December 31, 2020	33	-
December 31, 2021	27	-
December 31, 2022	21	-
After December 31, 2022	32	-